Business and Asset Acquisitions (Tables)	3 Months Ended
Mar. 31, 2017
PhotoMedex [Member]
Summary of Consideration Transferred

The following table summarizes the consideration paid in connection with the PhotoMedex Business Acquisition on January 23, 2017:

Cash	$5,000,000
Fair value of contingent consideration due to PhotoMedex	4,198,043
Total consideration transferred	$9,198,043

Schedule of Asset Acquired

The provisional allocation of the purchase price based on the fair value of the PhotoMedex assets acquired as of January 23, 2017 is as follows:

Inventory	$6,300,000
Property and equipment	857,415
Patented/Unpatented Technology	940,628
Trademarks/Tradenames	1,100,000
Total assets acquired	$9,198,043

Summary of Pro Forma Financial Information

These pro forma results are not necessarily indicative of what historical performance would have been had this business combination been effective as of the hypothetical acquisition date, nor should they be interpreted as expectations of future results.

	For the three months ended March 31,
	2017	2016
Net sales	$11,165,342	$13,645,644
Net loss	(124,834)	(3,916,679)
Net loss per share – basic	$(0.00)	$(0.08)
Net loss per share – diluted	$(0.00)	$(0.08)
Weighted average number of common shares Basic and diluted	$44,067,195	$48,736,317

Ermis Labs [Member]
Summary of Consideration Transferred

The following table summarizes the consideration paid in connection with the Ermis Labs Asset Acquisition on January 23, 2017:

ICTV Brands shares	$850,000
Deferred consideration due to Ermis Labs	1,131,822
Total consideration transferred	$1,981,822

Schedule of Asset Acquired

The allocation of the purchase price based on the relative, fair value of the Ermis Labs assets acquired as of January 23, 2017 is as follows:

Inventory	$469,379
Formulations	1,355,983
Trademark/Tradenames	156,460
Total assets acquired	$1,981,822

Schedule of Deferred Consideration

The changes in the the Company’s deferred consideration payable due to Ermis Labs, Inc for the three months ended March 31, 2017 was as follows:

Balance at January 23, 2017-initial measurement	$1,131,822
Accretion of interest	46,879
Balance at March 31, 2017	$1,178,701

Current portion	$164,029
Non-current portion	1,014,672
$1,178,701